Leases - Future Minimum Commitments Office Spaces (Tables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Future minimum commitments under lease obligations
Rent expense for office space	$ 700	$ 360	$ 238
Office Space
Future minimum commitments under lease obligations
2015	907
2016	851
2017	588
2018	247
2019	104
2020 and thereafter	98
Total	$ 2,795